Share-Based Payment Arrangements	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangements [Abstract]
Share-based Payment Arrangements

Note 10 - Share-based Payment Arrangements

A.

On October 21, 2025, the board of directors of the Company granted 62,450 thousand options (to purchase the equivalent of 31,225 ADSs) and 62,450 thousand RSUs (equivalent to 31,225 ADSs) to employees, executive officers and directors. The options have an exercise price of USD 0.003 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from the grant date. The fair value of these options and RSUs as of the grant date was measured at USD 365 thousand.

On April 29, 2025, the board of directors of the Company granted 3,000 thousand options (to purchase the equivalent of 1.5 thousand ADSs) to the Company’s Chief Financial Officer. The options have an exercise price of USD 0.012 per one ordinary share. The options will vest over 3 years from the date of grant. The options are exercisable for 5 years from the grant date. The fair value of these options as of the grant date was measured at USD 26 thousand.

On August 15, 2024, the board of directors of the Company granted 3,150 thousand options (to purchase the equivalent of 1,575 ADSs) and 3,150 thousand RSUs (equivalent to 1,575 ADSs) to employees. The options have an exercise price of USD 0.037 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 190 thousand.

On March 2, 2023, the board of directors of the Company granted 45 thousand options (to purchase the equivalent of 22.5 ADSs) and 45 thousand RSUs (equivalent to 22.5 ADSs) to an employee. The options have an exercise price of USD 0.198 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 16 thousand.

On April 24, 2023, the board of directors of the Company granted 2,732 thousand options (to purchase the equivalent of 1.4 thousand ADSs) and 2,732 thousand RSUs (equivalent to 1.4 thousand ADSs) to the Board members, subject to the approval of the shareholders, and to employees. The options have an exercise price of USD 0.190 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 729 thousand. The board members grant was approved by the shareholders on June 15, 2023.

On October 31, 2022, the board of directors of the Company granted 750 thousand options and 750 thousand RSUs to an employee. The options have an exercise price of USD 0.208 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 267 thousand.

On July 11, 2022, the board of directors of the Company granted 3,750 thousand options and 150 thousand RSUs to the new CEO, subject to approval in the annual general meeting. The options have an exercise price of USD 0.245 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 591 thousand. This grant was approved by the shareholders on August 25, 2022.

On May 23, 2022, the board of directors of the Company granted 6,635 thousand options and 5,885 thousand RSUs to officers and employees. The options have an exercise price of USD 0.304 per one ordinary share, and for certain employees and consultants USD 0.276 per one ordinary share eligible as from June 23, 2022. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 3,237 thousand.

B.	The number and weighted average exercise prices (in USD) of share options are as follows:

	Weighted average exercise price			Number of options
	2025	2024	2023	2025	2024	2023
Outstanding on January 1	0.36	0.46	0.52	20,364,323	19,218,783	18,468,235
Expired and forfeited during the year	0.35	0.84	0.54	(4,628,747)	(2,004,460)	(2,026,452)
Granted during the year	0.003	0.037	0.19	65,450,000	3,150,000	2,777,000
Outstanding on December 31	0.071	0.36	0.46	81,185,576	20,364,323	19,218,783
Exercisable on December 31	0.404	0.45	0.62	13,449,701	14,420,406	10,923,032

The exercise price is denominated in NIS and is re-measured using historic exchange rates. Options are exercisable into ordinary shares, and each ADS represents 2,000 shares.

The options outstanding at December 31, 2025 had an exercise price of USD 0.003–USD 1.45 (2024 – USD 0.037–USD 6.0; 2023 – USD 0.190–USD 6.0), and a weighted average contractual life of 3.8 years (2024 – 2.51 years; 2023 – 3.10 years).

C.	The number of RSUs are as follows:

	Number of RSUs
	2025	2024
Outstanding at January 1	4,918,917	5,770,750
Granted during the year	62,450,000	3,150,000
Forfeited during the year	(250,000)	(859,584)
Vested during the year	(2,596,075)	(3,142,249)
Outstanding at December 31	64,522,842	4,918,917

 Each RSU is convertible into one ordinary share. Each ADS represents 2,000 ordinary shares.

D.	The fair value of the Company’s share options granted to employees, directors, and consultants, in cases where the fair value of the services received could not be reliably measured, was determined using the Binominal model. The valuation was based on the fair value of traded warrants with similar terms, with certain adjustments made to reflect the specific terms of the options, taking into account their expected term.

E.	The following assumptions were used:

	2025	2024
Share Price - USD	0.0029-0.012	0.36
Exercise price - USD	0.003-0.012	0.37
Expected volatility (%)	98.7-113.13	95.93
Expected duration (years)	2-2.8	2-2.8
Dividend yield (%)	-	-
Risk free rate interest rate (%)	3.66%-3.93%	3.88%
F.	Expenses recognized in the consolidated financial statements:

	For the year ended December 31,
	2025	2024	2023
	USD thousands
Research and development expenses	113	117	768
General and administrative expenses	196	465	1,107

Total share-based expense recognized	309	582	1,875